UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------


Check here if Amendment [ X ]: Amendment Number:              1
                                                 ----------------------

         This Amendment (Check only one):   [X]  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Swiss Re Financial Products Corporation
Address:          Park Avenue Plaza
                  55 East 52nd Street
                  New York, NY  10055


Form 13F File Number: 028-11927
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Matt Hansen
Title:            Managing Director
Phone:            212-317-5346

Signature, Place and Date of Signing:


         /s/ Matt Hansen                 New York, New York      June 3, 2008
--------------------------------        --------------------     ------------
           [Signature]                     [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                          0
                                                ------------------------

Form 13F Information Table Entry Total:                    89
                                                ------------------------

Form 13F Information Table Value Total:                $1,241,581
                                                ------------------------
                                                     (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None


                                                SWISS RE FINANCIAL PRODUCTS CORPORATION
                                                               FORM 13F
                                                     Quarter Ended March 31, 2008

                                                             VALUE   SHARES    SH/ PUT/ INVSTMT/ OTHER    VOTING  AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN  MANAGERS SOLE    SHARED      NONE
--------------                   --------------   -----     -------- -------   --- ---- -------  -------- ----    ------      ----

A D C TELECOMMUNICATIONS         NOTE 3.500% 7/1  000886AE1     3632   4000000 PRN      Defined                               NONE
A D C TELECOMMUNICATIONS         NOTE 3.500% 7/1  000886AF8     4946   5500000 PRN      Defined                               NONE
ADAPTEC INC                      NOTE 0.750% 12/2 00651FAG3     2412   2500000 PRN      Defined                               NONE
ALPHA NATURAL RESOURCES INC      COM              02076X102     5864    135000 SH       Defined            135000
AMDOCS LTD                       ORD              G02602103    18859    665000 SH       Defined            665000
AMERICAN EAGLE OUTFITTERS NE     COM              02553E106     2977    170000 SH       Defined            170000
AMERICAN INTL GROUP INC          COM              026874107     8131    188000 SH       Defined            188000
AMGEN INC                        NOTE 0.125% 2/0  031162AN0    77050  85000000 PRN      Defined                               NONE
AMGEN INC                        COM              031162100     1253     29983 SH       Defined             29983
APPLE INC                        COM              037833100     6888     48000 SH       Defined             48000
AT&T INC                         COM              00206R102    13214    345000 SH       Defined            345000
BOSTON PPTYS LTD PARTNERSHIP     NOTE 3.750% 5/1  10112RAG9    58584  50500000 PRN      Defined                               NONE
BUCYRUS INTL INC NEW             CL A             118759109     4259     41900 SH       Defined             41900
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109     6007    280314 SH       Defined            280314
CHESAPEAKE ENERGY CORP           NOTE 2.500% 5/1  165167CA3     6318   5000000 PRN      Defined                               NONE
CIENA CORP                       COM NEW          171779309     1945     63100 SH       Defined             63100
CIT GROUP INC                    UNIT 99/99/9999  125581405     1250     50000 SH       Defined             50000
CLEAR CHANNEL COMMUNICATIONS     COM              184502102     9643    330000 SH       Defined            330000
CLEAR CHANNEL OUTDOOR HLDGS      CL A             18451C109     2994    157500 SH       Defined            157500
CONTINENTAL AIRLS INC            NOTE 5.000% 6/1  210795PJ3     5523   4700000 PRN      Defined                               NONE
CORNING INC                      COM              219350105     8654    360000 SH       Defined            360000
DEERE & CO                       COM              244199105     4215     52400 SH       Defined             52400
DIRECTV GROUP INC                COM              25459L106     1983     80000 SH       Defined             80000
DISH NETWORK CORP                CL A             25470M109      718     25000 SH       Defined             25000
DOWNEY FINL CORP                 COM              261018105     1011     55000 SH       Defined             55000
DSW INC                          CL A             23334L102      319     24600 SH       Defined             24600
EL PASO CORP                     COM              28336L109    15226    915000 SH       Defined            915000
EL PASO PIPELINE PARTNERS L      COM UNIT LPI     283702108     1196     52800 SH       Defined             52800
ENPRO INDS INC                   COM              29355X107      936     30000 SH       Defined             30000
ENTERGY CORP NEW                 COM              29364G103     2182     20000 SH       Defined             20000
EXELON CORP                      COM              30161N101     5283     65000 SH       Defined             65000
FIRSTENERGY CORP                 COM              337932107    13724    200000 SH       Defined            200000
FOREST OIL CORP                  COM PAR $0.01    346091705     1371     28000 SH       Defined             28000
FOSTER WHEELER LTD               SHS NEW          G36535139     5888    104000 SH       Defined            104000
GANNETT CO INC                   FRNT 7/1         364725AG6    24971  25000000 PRN      Defined                               NONE
GENERAL MOLY INC                 COM              370373102      559     70000 SH       Defined             70000
GENERAL MTRS CORP                DEB SR CONV B    370442733     4881    300000 SH       Defined            300000
GILEAD SCIENCES INC              COM              375558103    14562    282596 SH       Defined            282596
GREAT ATLANTIC & PAC TEA INC     NOTE 6.750% 12/1 390064AK9     7399   7500000 PRN      Defined                               NONE
GREAT ATLANTIC & PAC TEA INC     COM              390064103     1895     72265 SH       Defined             72265
HALLIBURTON CO                   NOTE 3.125% 7/1  406216AM3   387933 184035000 PRN      Defined                               NONE
HARBOR ACQUISITION CORPORATI     *W EXP 04/25/20  41145X115      157    507000 SH       Defined            507000
HARBOR ACQUISITION CORPORATI     COM              41145X107      736    125000 SH       Defined            125000
HEWLETT PACKARD CO               COM              428236103     2858     62600 SH       Defined             62600
HORIZON LINES INC                COM              44044K101      837     45000 SH       Defined             45000
HQ SUSTAINABLE MARITIM IND I     COM NEW          40426A208     3768    322080 SH       Defined            322080
ISHARES TR                       MSCI EAFE IDX    464287465     7578    105400 SH       Defined            105400
JUNIPER NETWORKS INC             NOTE 6/1         48203RAC8    49242  38813000 PRN      Defined                               NONE
KRAFT FOODS INC                  CL A             50075N104    11474    370000 SH       Defined            370000
MACYS INC                        COM              55616P104     2248     97500 SH       Defined             97500
MADDEN STEVEN LTD                COM              556269108     3769    220000 SH       Defined            220000
MARINER ENERGY INC               COM              56845T305      613     22680 SH       Defined             22680
MARRIOTT INTL INC NEW            CL A             571903202     4020    117000 SH       Defined            117000
MASTERCARD INC                   CL A             57636Q104    10726     48100 SH       Defined             48100
METLIFE INC                      COM              59156R108    12498    207400 SH       Defined            207400
MONSANTO CO NEW                  COM              61166W101     5241     47000 SH       Defined             47000
MOSAIC CO                        COM              61945A107     2565     25000 SH       Defined             25000
MYLAN INC                        COM              628530107     4431    382000 SH       Defined            382000
NABORS INDS INC                  NOTE 0.940% 5/1  629568AP1    56320  55000000 PRN      Defined                               NONE
NABORS INDUSTRIES LTD            SHS              G6359F103    28604    847017 SH       Defined            847017
NOBLE CORPORATION                SHS              G65422100      454     10000 SH       Defined             10000
NOKIA CORP                       SPONSORED ADR    654902204    10905    342600 SH       Defined            342600
PHILLIPS VAN HEUSEN CORP         COM              718592108     2844     75000 SH       Defined             75000
PNM RES INC                      COM              69349H107      499     40000 SH       Defined             40000
POWERWAVE TECHNOLOGIES INC       COM              739363109     4342   1702800 SH       Defined           1702800
PRINCIPAL FINANCIAL GROUP IN     COM              74251V102     3343     60000 SH       Defined             60000
PRUDENTIAL FINL INC              FRNT 12/1        744320AG7     1938   2000000 PRN      Defined                               NONE
PRUDENTIAL FINL INC              COM              744320102     3070     39236 SH       Defined             39236
QUALCOMM INC                     COM              747525103     2255     55000 SH       Defined             55000
QWEST COMMUNICATIONS INTL IN     COM              749121109     3129    690800 SH       Defined            690800
SCHERING PLOUGH CORP             PFD CONV MAN07   806605705     6094     40000 SH       Defined             40000
SELECT SECTOR SPDR TR            SBI INT-FINL     81369Y605     1489     60000 SH       Defined             60000
SKECHERS U S A INC               CL A             830566105     3234    160000 SH       Defined            160000
SMURFIT-STONE CONTAINER CORP     COM              832727101     2308    299800 SH       Defined            299800
SPECTRA ENERGY CORP              COM              847560109     1365     60000 SH       Defined             60000
STREETTRACKS GOLD TR             GOLD SHS         863307104     4971     55000 SH       Defined             55000
SYMANTEC CORP                    NOTE 0.750% 6/1  871503AD0    13431  12500000 PRN      Defined                               NONE
SYMANTEC CORP                    COM              871503108     6994    420800 SH       Defined            420800
TCF FINL CORP                    COM              872275102     2831    158000 SH       Defined            158000
TELLABS INC                      COM              879664100     9538   1750000 SH       Defined           1750000
TRANSOCEAN INC NEW               SHS              G90073100     6760     50000 SH       Defined             50000
TRANSOCEAN SEDCO FOREX INC       NOTE 1.500% 12/1 893830AV1    21858  20000000 PRN      Defined                               NONE
TRANSOCEAN SEDCO FOREX INC       NOTE 1.625% 12/1 893830AU3     5465   5000000 PRN      Defined                               NONE
TRANSOCEAN SEDCO FOREX INC       NOTE 1.500% 12/1 893830AW9     5478   5000000 PRN      Defined                               NONE
UNION PAC CORP                   COM              907818108     2746     21900 SH       Defined             21900
USEC INC                         NOTE 3.000% 10/0 90333EAC2    20656  35000000 PRN      Defined                               NONE
V F CORP                         COM              918204108     3876     50000 SH       Defined             50000
VORNADO RLTY L P                 DEB 3.875% 4/1   929043AC1   130566 114825000 PRN      Defined                               NONE
WET SEAL INC                     CL A             961840105     4802   1416400 SH       Defined           1416400

